UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-23025

                                     TCW Alternative Funds

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800

            Los Angeles, CA 90017

(Address of principal executive offices) (Zip code)

Patrick W. Dennis

TCW Alternative Funds

865 South Figueroa Street, Suite 1800

                    Los Angeles, California 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TCW | Gargoyle Hedged Value Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value

	Consumer Discretionary (15.2%)
11,759	AMC Networks, Inc., Class A (1)	$674,379
13,300	Bed Bath & Beyond, Inc.	536,655
57,380	Ford Motor Co. (2)	709,217
20,100	General Motors Co. (2)	735,861
16,900	Goodyear Tire & Rubber Co. (The) (2)	547,391
7,600	Liberty Global PLC, Class A (1)	277,248
13,598	Michael Kors Holdings, Ltd. (1)	582,130
6,455	PVH Corp. (2)	605,543
7,152	Scripps Networks Interactive, Inc., Class A	544,696
64,895	Staples, Inc.	597,034
12,539	Tenneco, Inc. (1)	845,756
12,729	Viacom, Inc., Class B	536,400

	Total Consumer Discretionary	7,192,310

	Consumer Staples (0.9%)
70,278	Avon Products, Inc. (1) (2)	412,532

	Energy (11.6%)
22,923	Antero Resources Corp. (1)	559,550
38,500	Enlink Midstream LLC (2)	667,975
20,550	National Oilwell Varco, Inc. (2)	776,995
14,500	Oceaneering International, Inc. (2)	403,825
29,217	QEP Resources, Inc. (1)	509,544
6,427	Tesoro Corp.	519,623
54,875	Transocean, Ltd. (1) (2)	766,604
11,656	Valero Energy Corp.	766,499
42,000	Weatherford International PLC (1) (2)	218,820
6,175	World Fuel Services Corp.	274,664

	Total Energy	5,464,099

	Financials (17.5%)
3,469	Affiliated Managers Group, Inc.	528,537
6,930	American Express Co.	529,313
5,207	Ameriprise Financial, Inc.	584,590
19,007	CIT Group, Inc. (2)	782,898
30,525	CNO Financial Group, Inc.	577,228
1,655	Enstar Group, Ltd. (1)	320,491
12,171	Franklin Resources, Inc.	483,675
18,670	Legg Mason, Inc. (2)	591,652
32,228	Leucadia National Corp. (2)	768,638
68,182	MGIC Investment Corp. (1) (2)	726,138
6,807	Prudential Financial, Inc. (2)	715,484
49,750	Radian Group, Inc.	915,400

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund

Schedule of Investments (Unaudited) (Continued)	January 31, 2017

Number of Shares	Common Stock	Value

	Financials (Continued)
18,586	Voya Financial, Inc.	$747,529

	Total Financials	8,271,573

	Health Care (16.4%)
8,252	AbbVie, Inc.	504,280
2,800	Allergan PLC (1) (2)	612,892
19,310	Allscripts Healthcare Solutions, Inc. (1)	226,120
5,236	AmerisourceBergen Corp.	456,998
1,500	Amgen, Inc.	235,020
14,510	Baxter International, Inc. (2)	695,174
2,193	Biogen, Inc. (1)	607,987
4,200	Centene Corp. (1)	265,734
28,261	Endo International PLC (1)	345,915
8,840	Express Scripts Holding Co. (1)	608,899
8,900	Gilead Sciences, Inc. (2)	644,805
37,800	Horizon Pharma PLC (1) (2)	618,786
1,200	Jazz Pharmaceuticals PLC (1)	146,304
10,986	Mallinckrodt PLC (1) (2)	535,348
1,510	Perrigo Co. PLC (2)	114,987
5,751	United Therapeutics Corp. (1)	941,036
13,161	Valeant Pharmaceuticals International, Inc. (1)	181,359

	Total Health Care	7,741,644

	Industrials (15.3%)
17,900	Avis Budget Group, Inc. (1) (2)	666,238
2,760	Chicago Bridge & Iron Co. NV	91,660
8,926	Delta Air Lines, Inc.	421,664
9,013	ManpowerGroup, Inc. (2)	860,381
14,156	Owens Corning (2)	782,119
29,637	Trinity Industries, Inc.	816,203
11,280	United Continental Holdings, Inc. (1)	794,902
8,080	United Rentals, Inc. (1)	1,022,201
25,178	USG Corp. (1) (2)	770,195
5,690	WESCO International, Inc. (1)	402,283
13,116	XPO Logistics, Inc. (1)	586,810

	Total Industrials	7,214,656

	Information Technology (17.2%)
2,556	Belden, Inc.	195,457
14,974	CA, Inc.	468,237
24,220	eBay, Inc. (1) (2)	770,923
14,055	First Solar, Inc. (1) (2)	438,375
48,661	Flex, Ltd. (1) (2)	762,518

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund

Schedule of Investments (Unaudited) (Continued)	January 31, 2017

Number of Shares	Common Stock	Value

	Information Technology (Continued)
47,653	HP, Inc.	$717,178
3,000	International Business Machines Corp.	523,560
4,752	Lam Research Corp.	545,815
13,133	NCR Corp. (1)	564,982
41,041	Nuance Communications, Inc. (1)	650,910
29,457	Twitter, Inc. (1)	519,032
8,785	VMware, Inc., Class A (1) (2)	769,039
58,476	Xerox Corp.	405,239
9,588	Zebra Technologies Corp., Class A (1)	802,228

	Total Information Technology	8,133,493

	Materials (3.8%)
19,563	Mosaic Co. (The)	613,691
26,235	Owens-Illinois, Inc. (1)	495,841
8,540	Reliance Steel & Aluminum Co.	680,211

	Total Materials	1,789,743

	Telecommunication Services (1.2%)
22,340	CenturyLink, Inc. (2)	577,712

	Utilities (1.9%)
55,277	NRG Energy, Inc.	914,282

	Total Common Stock (Cost: $42,477,430) (101.0%)	47,712,044

	Total Investments (Cost: $42,477,430) (101.0%)	47,712,044

	Liabilities in Excess of Other Assets (-1.0%)	(488,837)

	Net Assets (100.0%)	$47,223,207

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund

Schedule of Investments (Unaudited) (Continued)	January 31, 2017

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
2	NASDAQ Euro Index, Call, Strike Price $5,100, Expires 02/17/17	$(10,937)	$(12,060)
7	Russell 2000 Index, Call, Strike Price $1,350, Expires 03/17/17	(20,009)	(26,950)
17	Russell 2000 Index, Call, Strike Price $1,360, Expires 03/03/17	(38,474)	(45,730)
7	Russell 2000 Index, Call, Strike Price $1,360, Expires 03/17/17	(18,609)	(22,820)
18	Russell 2000 Index, Call, Strike Price $1,365, Expires 03/17/17	(42,372)	(53,640)
6	Russell 2000 Index, Call, Strike Price $1,370, Expires 02/17/17	(10,911)	(9,060)
27	Russell 2000 Index, Call, Strike Price $1,370, Expires 03/17/17	(81,018)	(73,305)
7	Russell 2000 Index, Call, Strike Price $1,380, Expires 02/17/17	(16,789)	(7,525)
22	Russell 2000 Index, Call, Strike Price $1,380, Expires 03/17/17	(55,946)	(49,170)
21	Russell 2000 Index, Call, Strike Price $1,385, Expires 02/17/17	(41,058)	(18,585)
24	Russell 2000 Index, Call, Strike Price $1,390, Expires 02/17/17	(42,683)	(17,520)
20	S&P 500 Index, Call, Strike Price $2,275, Expires 02/28/17	(61,069)	(47,700)
48	S&P 500 Index, Call, Strike Price $2,275, Expires 03/17/17	(169,166)	(159,120)
20	S&P 500 Index, Call, Strike Price $2,275, Expires 03/31/17	(78,770)	(79,600)
40	S&P 500 Index, Call, Strike Price $2,290, Expires 03/17/17	(118,938)	(98,800)

	Total Written Options	$(806,749)	$(721,585)

Notes to the Schedule of Investments:

(1)	Non-income producing security.

(2)	All or portion of this security is segregated to cover for written options.

NASDAQ -	National Association of Securities Dealers Automated Quotations.
S&P -	Standard and Poor’s

See accompanying notes to schedule of investments.

TCW | Gargoyle Hedged Value Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Financials	17.5%
Information Technology	17.2
Health Care	16.4
Industrials	15.3
Consumer Discretionary	15.2
Energy	11.6
Materials	3.8
Utilities	1.9
Telecommunication Services	1.2
Consumer Staples	0.9

Total	101.0%

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Exchange Traded Funds		Value

	Exchange Traded Funds (100.7%)
25,020	SPDR S&P 500 ETF Trust (1) (2)		$5,692,801

	Total Exchange Traded Funds (Cost: $5,259,372) (100.7%)		5,692,801

	Total Investments (Cost: $5,259,372) (100.7%)		5,692,801

	Liabilities in Excess of Other Assets (-0.7%)		(38,643)

	Net Assets (100.0%)		$5,654,158

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
16	S&P 500 Index, Call, Strike Price $2,265, Expires 02/17/17	$(63,191)	$(41,520)
10	S&P 500 Index, Call, Strike Price $2,300, Expires 02/17/17	(28,935)	(7,250)

	Total Written Options	$(92,126)	$(48,770)

(1)	All or portion of this security is segregated to cover for written options.

(2)	SPDR S&P 500 ETF Trust (the “ETF”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The ETF was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the ETF is referred to as a “Unit”. The ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index.

Notes to the Schedule of Investments:

ETF -	Exchange Traded Fund
S&P -	Standard and Poor’s
SPDR	Standard and Poor’s Depositary Receipt

See accompanying notes to schedule of investments.

TCW | Gargoyle Dynamic 500 Fund

Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Exchange Traded Funds	100.7%

Total	100.7%

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund

Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value

	Consumer Discretionary (14.8%)
294	AMC Networks, Inc., Class A (1)	$16,861
112	Dish Network Corp., Class A (1)	6,627
1,079	Ford Motor Co.	13,336
354	Gamestop Corp., Class A	8,669
467	General Motors Co.	17,097
447	Goodyear Tire & Rubber Co. (The)	14,478
279	Kohl’s Corp.	11,113
454	Liberty Global PLC, Class A (1)	16,562
363	Michael Kors Holdings, Ltd. (1)	15,540
857	News Corp., Class A	10,533
143	PVH Corp.	13,415
2,012	Staples, Inc.	18,510
266	Tenneco, Inc. (1)	17,942
313	Viacom, Inc., Class B	13,190

	Total Consumer Discretionary	193,873

	Consumer Staples (2.2%)
2,222	Avon Products, Inc. (1)	13,043
193	Edgewell Personal Care Co. (1)	15,216

	Total Consumer Staples	28,259

	Energy (11.1%)
932	Enlink Midstream LLC	16,170
412	National Oilwell Varco, Inc.	15,578
357	Oceaneering International, Inc.	9,942
378	Plains GP Holdings LP, Class A	12,266
999	QEP Resources, Inc. (1)	17,423
176	Tesoro Corp.	14,230
1,426	Transocean, Ltd. (1)	19,921
2,816	Weatherford International PLC (1)	14,671
932	Whiting Petroleum Corp. (1)	10,336
341	World Fuel Services Corp.	15,168

	Total Energy	145,705

	Financials (16.4%)
109	Affiliated Managers Group, Inc.	16,607
219	American Express Co.	16,727
164	Ameriprise Financial, Inc.	18,412
965	CNO Financial Group, Inc.	18,248
39	Enstar Group, Ltd. (1)	7,552
43	Everest Re Group, Ltd.	9,457
473	Legg Mason, Inc.	14,989
870	Leucadia National Corp.	20,750

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)	January 31, 2017

Number of Shares	Common Stock	Value

	Financials (Continued)
1,643	MGIC Investment Corp. (1)	$17,498
172	Prudential Financial, Inc.	18,079
1,098	Radian Group, Inc.	20,203
168	Reinsurance Group Of America, Inc.	21,079
382	Voya Financial, Inc.	15,364

	Total Financials	214,965

	Health Care (19.2%)
252	AbbVie, Inc.	15,400
366	Akorn, Inc. (1)	6,991
60	Allergan PLC (1)	13,133
171	AmerisourceBergen Corp.	14,925
200	Amgen, Inc.	31,336
368	Baxter International, Inc.	17,631
54	Biogen, Inc. (1)	14,971
230	Centene Corp. (1)	14,552
744	Endo International PLC (1)	9,107
223	Express Scripts Holding Co. (1)	15,360
193	Gilead Sciences, Inc.	13,983
87	HCA Holdings, Inc. (1)	6,984
759	Horizon Pharma PLC (1)	12,425
123	Jazz Pharmaceuticals PLC (1)	14,996
228	Mallinckrodt PLC (1)	11,110
257	Molina Healthcare, Inc. (1)	14,577
105	Perrigo Co. PLC	7,996
102	United Therapeutics Corp. (1)	16,690

	Total Health Care	252,167

	Industrials (14.4%)
445	Chicago Bridge & Iron Co. NV	14,778
348	Delta Air Lines, Inc.	16,440
269	Eaton Corp. PLC	19,040
172	ManpowerGroup, Inc.	16,419
298	Owens Corning	16,465
578	Trinity Industries, Inc.	15,918
277	United Continental Holdings, Inc. (1)	19,520
200	United Rentals, Inc. (1)	25,302
506	USG Corp. (1)	15,479
156	WESCO International, Inc. (1)	11,029
410	XPO Logistics, Inc. (1)	18,343

	Total Industrials	188,733

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Schedule of Investments (Unaudited) (Continued)	January 31, 2017

Number of Shares	Common Stock	Value

	Information Technology (15.3%)
473	CA, Inc.	$14,791
585	eBay, Inc. (1)	18,621
536	First Solar, Inc. (1)	16,718
1,232	Flex, Ltd. (1)	19,305
966	HP, Inc.	14,538
150	InterDigital, Inc.	14,010
609	Jabil Circuit, Inc.	14,604
151	Lam Research Corp.	17,344
415	NCR Corp. (1)	17,853
1,026	Nuance Communications, Inc. (1)	16,272
943	Twitter, Inc. (1)	16,616
1,481	Xerox Corp.	10,263
112	Zebra Technologies Corp., Class A (1)	9,371

	Total Information Technology	200,306

	Materials (4.5%)
618	Mosaic Co. (The)	19,387
754	Owens-Illinois, Inc. (1)	14,251
120	Reliance Steel & Aluminum Co.	9,558
261	Westlake Chemical Corp.	16,159

	Total Materials	59,355

	Telecommunication Services (1.1%)
577	CenturyLink, Inc.	14,921

	Utilities (1.6%)
1,250	NRG Energy, Inc.	20,675

	Total Common Stock (Cost: $1,268,788) (100.6%)	1,318,959

	Total Investments (Cost: $1,268,788) (100.6%)	1,318,959

	Liabilities in Excess of Other Assets (-0.6%)	(8,359)

	Net Assets (100.0%)	$1,310,600

(1)	Non-income producing security.

See accompanying notes to schedule of investments.

TCW | Gargoyle Systematic Value Fund
Investment by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Health Care	19.2%
Financials	16.4
Information Technology	15.3
Consumer Discretionary	14.8
Industrials	14.4
Energy	11.1
Materials	4.5
Consumer Staples	2.2
Utilities	1.6
Telecommunication Services	1.1

Total	100.6%

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long/Short Fund
Schedule of Investments (Unaudited)	January 31, 2017

Number of Shares	Common Stock	Value

	Consumer Discretionary (11.2%)
2,105	DR Horton, Inc.	$62,960
1,710	MDC Holdings, Inc.	46,238
1,080	Sinclair Broadcast Group, Inc., Class A	36,450

	Total Consumer Discretionary	145,648

	Consumer Staples (9.1%)
1,593	Conagra Brands, Inc.	62,270
722	CVS Health Corp.	56,901

	Total Consumer Staples	119,171

	Energy (8.7%)
1,053	ConocoPhillips (1)	51,344
2,782	Kinder Morgan, Inc.	62,150

	Total Energy	113,494

	Financials (16.6%)
348	Chubb, Ltd.	45,759
1,306	Golub Capital BDC, Inc.	24,396
303	M&T Bank Corp.	49,259
824	U.S. Bancorp	43,384
969	Wells Fargo & Co.	54,584

	Total Financials	217,382

	Health Care (4.8%)
840	Cardinal Health, Inc.	62,966

	Industrials (8.1%)
1,561	EnPro Industries, Inc.	106,007

	Information Technology (7.4%)
316	Apple, Inc.	38,347
331	International Business Machines Corp.	57,766

	Total Information Technology	96,113

	Real Estate Investment Trust (REIT) (17.8%)
5,568	Colony Northstar, Inc., Class A	77,500
121	Equinix, Inc.	46,583
1,697	Seritage Growth Properties, Class A	69,238
210	Simon Property Group, Inc.	38,592

	Total Real Estate Investment Trust (REIT)	231,913

	Telecommunication Services (2.5%)
774	Cogent Communications Holdings, Inc.	32,353

	Total Common Stock (Cost: $1,031,752) (86.2%)	1,125,047

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long/Short Fund
Schedule of Investments (Unaudited) (Continued)	January 31, 2017

Number of Contracts	Purchased Options – Exchange Traded	Value

	Purchased Options – Exchange Traded (1.6%)
100	Ares Capital Corp., Call, Strike Price $15, Expires 01/19/18	$20,000
6	SPDR S&P 500 ETF Trust, Put, Strike Price $224, Expires 03/17/17	1,437

	Total Purchased Options - Exchange Traded (Cost: $9,612)	21,437

	Total Investments Before Investments Sold Short (Cost: $1,041,364) (87.8%)	1,146,484

Number of Shares	Securities Sold Short

	Consumer Discretionary (-3.2%)
(1,132)	American Eagle Outfitters, Inc.	$(17,104)
(1,142)	PetMed Express, Inc.	(24,199)

	Total Consumer Discretionary	(41,303)

	Consumer Staples (-2.1%)
(762)	Hormel Foods Corp.	(27,661)

	Energy (-1.9%)
(653)	National Oilwell Varco, Inc.	(24,690)

	Exchange Traded Funds (-23.9%)
(925)	Industrial Select Sector SPDR Fund	(58,627)
(983)	iShares Russell 2000 ETF	(132,931)
(300)	SPDR S&P 500 ETF Trust (2)	(68,259)
(1,200)	SPDR S&P Bank ETF (2)	(52,128)

	Total Exchange Traded Funds	(311,945)

	Financials (-4.5%)
(52)	BlackRock, Inc.	(19,447)
(282)	Cincinnati Financial Corp.	(19,903)
(1,103)	KeyCorp	(19,821)

	Total Financials	(59,171)

	Health Care (-2.0%)
(700)	Exact Sciences Corp. (3)	(13,265)
(257)	Medidata Solutions, Inc. (3)	(12,732)

	Total Health Care	(25,997)

	Information Technology (-1.0%)
(700)	Western Union Co. (The)	(13,706)

	Total Securities Sold Short (Cost: $(491,184)) (-38.6%)	(504,473)

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long/Short Fund
Schedule of Investments (Unaudited) (Continued)	January 31, 2017

			Value

	Total Investments Net of Securities Sold Short (Cost: $550,180) (49.2%)		$642,011

	Excess of Other Assets over Liabilities (50.8%))		663,930

	Net Assets (100.0%)		$ 1,305,941

Written Options - Exchange Traded

Number of Contracts	Description	Premiums (Received)	Value
1	Chubb, Ltd., Call, Strike Price $120, Expires 02/17/17	$ (589)	$ (1,140)

(1)	All or portion of this security is segregated to cover for written options.
(2)	SPDR S&P Bank ETF and SPDR S&P 500 ETF Trust (the “ETF’s”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The ETF’s were created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500 Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the ETF is referred to as a “Unit”. The ETF’s seek to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index.
(3)	Non-income producing security.

ETF -  Exchange Traded Fund

S&P -   Standard and Poor’s

SPDR -   Standard and Poor’s Depositary Receipt

See accompanying notes to schedule of investments.

TCW High Dividend Equities Long/Short Fund
Investments by Industry (Unaudited)	January 31, 2017

Industry	Percentage of Net Assets
Real Estate Investment Trust (REIT)	17.8%
Financials	16.6
Consumer Discretionary	11.2
Consumer Staples	9.1
Energy	8.7
Industrials	8.1
Information Technology	7.4
Health Care	4.8
Telecommunication Services	2.5
Purchased Options	1.6

Total	87.8%

Securities Sold Short

Industry	Percentage of Net Assets
Information Technology	(1.0%)
Energy	(1.9)
Health Care	(2.0)
Consumer Staples	(2.1)
Consumer Discretionary	(3.2)
Financials	(4.5)
Exchange Traded Funds	(23.9)

Total	(38.6%)

See accompanying notes to schedule of investments.

TCW Alternative Funds
Notes to Schedule of Investments (Unaudited)	January 31, 2017

Note 1 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and which are consistently followed by the Funds in the preparation of their financial statements.

Security Valuations: Securities listed or traded on the New York and other stock exchanges are valued at the latest sale price on that exchange. Securities traded on the NASDAQ Stock Market are valued using official closing prices as reported by NASDAQ. Exchange traded derivatives are valued at the mid price, or if no mid price exists then the last trade price; if no trade price exists then they are valued at the bid price, and if no bid price then ask price for both purchased and written options. Swaps and futures are valued at the last sale price, or if no sales are reported, then the last ask price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that prices received are not reflective of a security’s market value, are valued by the Advisor in good faith under procedures established by and under the general supervision of the Trust’s Board of Trustees.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose investments in a three-tier hierarchy. This hierarchy is utilized to establish classification of fair value inputs for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market,

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Notes to Schedule of Investments (Unaudited) (Continued)	January 31, 2017

the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation,the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities. Securities are generally valued based on quoted prices from the applicable exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are generally categorized in Level 1 of the fair value hierarchy. Restricted securities issued by publicly held companies are generally categorized in Level 2 or 3 of the fair value hierarchy, depending on the observability of the input. Restricted securities held in non-public entities are included in Level 3 of the fair value hierarchy because they trade infrequently, and therefore, the inputs are unobservable.

Options contracts. Option contracts traded on exchanges are fair valued using market mid prices; as such, they are categorized in Level 1. Option contracts traded OTC are fair valued based on pricing models and incorporate various inputs such as interest rate, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-money contracts on a given strike price. To the extent that these inputs are observable and timely, the fair value of OTC option contracts would be categorized in Level 2; otherwise, the fair values would be categorized in Level 3.

The Funds categorized all of their investments and other financial instruments at Level 1, with the corresponding industries as represented in the Schedule of Investments as of January 31, 2017.

The Funds did not have any transfers in and out of Level 1 of the fair value hierarchy during the period ended January 31, 2017.

The Funds held no investments or other financial instruments at January 31, 2017, whose fair value was calculated using Level 3 inputs.

Derivative Instruments: Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, assets, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. The Fund may not be able to close out a derivative transaction at a favorable time or price.

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Notes to Schedule of Investments (Unaudited) (Continued)	January 31, 2017

Note 1 — Significant Accounting Policies (Continued)

Options: The Fund may purchase and sell put and call options on securities or indexes to enhance investment performance and to protect against changes in market prices.

A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. The Funds may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by them. The Funds may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Funds hold the security underlying the option, the option premium and any transaction costs will reduce any profit the Funds might have realized had they sold the underlying security instead of buying the put option. The Funds may purchase call options to hedge against an increase in the price of securities that the Funds ultimately wants to buy. The Funds may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

The Funds may sell index call options to partially hedge its stock portfolio. The Funds receive premiums for selling these options. However, selling index call options can limit the Funds’ opportunity to profit from an increase in the market value of the stock portfolio to the extent that the index options’ value increases above the sum of the option premium received and the exercise price of the call options.

Options purchased or sold by the Funds may be traded on a securities or options exchange. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by an exchange or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited.

Option contracts purchased and written by the Funds and outstanding at the end of the period are listed in the Funds’ Schedule of Investments.

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Notes to Schedule of Investments (Unaudited) (Continued)	January 31, 2017

Note 2 — Federal Income Taxes

At January 31, 2017, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows:

				Cost of
			Net	Investments for
	Unrealized	Unrealized	Unrealized	Federal Income
	Appreciation	(Depreciation)	Appreciation	Tax Purposes
TCW | Gargoyle Hedged Value Fund	$7,888,483	$(2,653,869)	$5,234,614	$42,477,430
TCW | Gargoyle Dynamic 500 Fund	433,429	—	433,429	5,259,372
TCW | Gargoyle Systematic Value Fund	126,580	(76,409)	50,171	1,268,788
TCW High Dividend Equities Long/Short Fund	122,591	(21,777)	100,814	1,045,670

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Alternative Funds

By (Signature and Title)*	/s/ David S. DeVito David S. DeVito, President and Chief Executive Officer (principal executive officer)

Date	3-27-2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David S. DeVito David S. DeVito, President and Chief Executive Officer (principal executive officer)

Date	3-27-2017

By (Signature and Title)*	/s/ Richard M. Villa Richard M. Villa, Treasurer (principal financial officer)

Date	3-27-2017

*	Print the name and title of each signing officer under his or her signature.